Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details)								3 Months Ended	12 Months Ended
	Sep. 18, 2025 ZAR (R) R / shares	Sep. 18, 2024 R / shares	Sep. 18, 2023 R / shares	Sep. 19, 2022 R / shares	Sep. 20, 2021 R / shares	Sep. 18, 2020 R / shares	Sep. 18, 2019 R / shares	Jun. 30, 2024 R / shares	Jun. 30, 2026 ZAR (R) shares	Jun. 30, 2025 ZAR (R) R / shares	Jun. 30, 2024 ZAR (R)	Apr. 04, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees									R 754,000,000	R 712,000,000	R 244,000,000
Harmony ESOP Trust
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest (as a percent)											2.00%
Ordinary shares | Harmony ESOP Trust | Share trust controlled by entity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares												12,651,525
Katleho ya Moruo Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees									443,000,000	R 456,000,000	R 112,000,000
Spot share price (in SA rand per share) | R / shares								R 175.65		R 176.36
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees									R 311,000,000	R 256,000,000	R 132,000,000
Spot share price (in SA rand per share) | R / shares						R 74.90
Management DSP | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares									25,000,000
Number of instruments granted in share-based payment arrangement | shares									8,426,710
Management DSP | Floor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 299.25	R 162.42	R 84.88	R 42.48	R 45.58		R 46.68
Management DSP | Floor | September 18, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	49.25%
Expected dividend, share options granted	0.13%
Spot Price on Grant Date	R 312.82
Risk free interest rate, share options granted	6.52%
Management DSP | Cap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 360.06	R 203.88	R 105.85	R 47.25	R 57.93		R 55.55
Management DSP | Cap | September 18, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	52.05%
Expected dividend, share options granted	0.89%
Spot Price on Grant Date	R 361.42
Risk free interest rate, share options granted	6.95%
Management DSP | Over five years [Member] | September 18, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Management DSP | Over three years [Member] | September 18, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years